Subsequent Events (Details) - USD ($)							1 Months Ended			9 Months Ended	12 Months Ended
	Oct. 30, 2025	Oct. 29, 2025	Oct. 27, 2025	Oct. 08, 2025	Oct. 07, 2025	Jul. 11, 2025	Feb. 28, 2026	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Oct. 20, 2025	Sep. 11, 2025	Jul. 28, 2025	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2023
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001		$ 1				$ 0.0001
Exchange ratio						.345854
Total bitcoins										8.53
Consecutive business days										20 days
Gross proceeds											$ 50,000,000
Net proceeds										$ 3,000,000
Forecast [Member]
Subsequent Events [Line Items]
Converted converted principal balance								$ 3,700,000
PIPE Convertible Note [Member]
Subsequent Events [Line Items]
Principal balance outstanding										700,000
Incurred expenses										$ 100,000
NorthView Acquisition Corp [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)										$ 1,000,000			$ 1	$ 0.0001
Authorized number of shares of Common Stock (in Shares)														3,500,000
Converted converted principal balance										$ 200,000
Principal balance in common stock (in Shares)							7,867
Common Stock [Member] | PIPE Convertible Note [Member]
Subsequent Events [Line Items]
Converted converted principal balance										$ 2,800,000
Principal balance in common stock (in Shares)										162,944
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible notes															$ 800,000	$ 800,000
Common stock, par value (in Dollars per share)												$ 0.0001
Authorized number of shares of Common Stock (in Shares)												600,000,000
Preferred stock, shares authorized (in Shares)												1,000,000,000
Preferred stock, par value (in Dollars per share)												$ 0.0001
Bitcoin purchase					$ 1,000,000
Total bitcoins					7.98
Purchase of bitcoins					16.51
Resale of common stock (in Shares)				567,920
Minimum market value			$ 15,000,000
Consecutive business days			10 days
Tranches issued per share (in Dollars per share)	$ 30	$ 17.25
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Warrants (in Shares)									3,333
Gross proceeds	$ 3,800,000	$ 153,048
Subsequent Event [Member] | Common Stock [Member] | PIPE Convertible Note [Member]
Subsequent Events [Line Items]
Converted converted principal balance									$ 4,300,000
Subsequent Event [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Resale of common stock (in Shares)				5,100
Subsequent Event [Member] | Ascent Partners Fund LLC [Member]
Subsequent Events [Line Items]
Resale of common stock (in Shares)				562,820
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized number of shares of Common Stock (in Shares)												300,000,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized number of shares of Common Stock (in Shares)												600,000,000